Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Future Minimum Debt and Lease Payments

As of December 31, 2018, the future contractual principal and final fee payments on all of our debt and capital lease obligations are as follows (as thousands):

Years Ending December 31,
2019	$8,653
2020	6,090
Total	$14,743

Reconciliation of Face Value to Book Value as of December 31, 2018
Total debt and lease obligations, including final payment fee (Face Value)	$14,743
Less: Debt discount	(541)
Total obligation	$14,202

Payment on Lease Office and Manufacturing Space [Member]
Future Minimum Debt and Lease Payments	As of December 31, 2018, we have contractual lease obligations to make payments on leases of office and manufacturing space as follows:
Years Ending December 31,	Obligation
2019	$1,282
2020	638
2021	638
2022	192
Total	$2,750